OTHER INVESTMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Grand Choice [Member] CNY	Sep. 30, 2012 Grand Choice [Member]
Schedule of Equity Method Investments [Line Items]
Unlisted securities at cost	$ 22,883	$ 22,859
Less: other-than-temporary impairment losses recognized (note 17)	(7,235)	(6,554)
Other investments	15,648	16,305
Gain on disposal of an other investment			195
Ownership percentage				19.00%	12.00%
Capital investment				1,500